Loans and Allowance for Credit Losses - Summary of Loans and Acceptances Outstanding and Undrawn Commitments (Detail) - Credit risk [member] - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of credit risk exposure [line items]
Total exposure	$ 1,931,513	$ 1,652,901
Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Total exposure	283,547	271,435
Personal [member]
Disclosure of credit risk exposure [line items]
Total exposure	196,484	180,590
Credit cards [member]
Disclosure of credit risk exposure [line items]
Total exposure	45,939	39,861
Small business [member]
Disclosure of credit risk exposure [line items]
Total exposure	12,156	11,387
Retail [member]
Disclosure of credit risk exposure [line items]
Total exposure	538,126	503,273
Sovereign [member]
Disclosure of credit risk exposure [line items]
Total exposure	215,071	182,933
Banks [member]
Disclosure of credit risk exposure [line items]
Total exposure	285,430	268,409
Wholesale [member]
Disclosure of credit risk exposure [line items]
Total exposure	$ 1,393,387	1,149,628
Outstanding and undrawn loans and acceptances commitments [Member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Total exposure		271,166
Outstanding and undrawn loans and acceptances commitments [Member] | Personal [member]
Disclosure of credit risk exposure [line items]
Total exposure		180,414
Outstanding and undrawn loans and acceptances commitments [Member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Total exposure		39,861
Outstanding and undrawn loans and acceptances commitments [Member] | Small business [member]
Disclosure of credit risk exposure [line items]
Total exposure		11,381
Outstanding and undrawn loans and acceptances commitments [Member] | Retail [member]
Disclosure of credit risk exposure [line items]
Total exposure		502,822
Outstanding and undrawn loans and acceptances commitments [Member] | Business [member]
Disclosure of credit risk exposure [line items]
Total exposure		274,361
Outstanding and undrawn loans and acceptances commitments [Member] | Business [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Total exposure		108,733
Outstanding and undrawn loans and acceptances commitments [Member] | Business [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
Total exposure		164,256
Outstanding and undrawn loans and acceptances commitments [Member] | Business [member] | Impaired/Default [member]
Disclosure of credit risk exposure [line items]
Total exposure		1,372
Outstanding and undrawn loans and acceptances commitments [Member] | Sovereign [member]
Disclosure of credit risk exposure [line items]
Total exposure		22,768
Outstanding and undrawn loans and acceptances commitments [Member] | Sovereign [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Total exposure		21,457
Outstanding and undrawn loans and acceptances commitments [Member] | Sovereign [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
Total exposure		1,311
Outstanding and undrawn loans and acceptances commitments [Member] | Banks [member]
Disclosure of credit risk exposure [line items]
Total exposure		5,684
Outstanding and undrawn loans and acceptances commitments [Member] | Banks [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Total exposure		3,519
Outstanding and undrawn loans and acceptances commitments [Member] | Banks [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
Total exposure		2,165
Outstanding and undrawn loans and acceptances commitments [Member] | Wholesale [member]
Disclosure of credit risk exposure [line items]
Total exposure		302,813
Outstanding and undrawn loans and acceptances commitments [Member] | Wholesale [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Total exposure		133,709
Outstanding and undrawn loans and acceptances commitments [Member] | Wholesale [member] | Wholesale Non-investment Grade [member]
Disclosure of credit risk exposure [line items]
Total exposure		167,732
Outstanding and undrawn loans and acceptances commitments [Member] | Wholesale [member] | Impaired/Default [member]
Disclosure of credit risk exposure [line items]
Total exposure		1,372
Outstanding and undrawn loans and acceptances commitments [Member] | Low probability of default [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Total exposure		221,911
Outstanding and undrawn loans and acceptances commitments [Member] | Low probability of default [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Total exposure		161,484
Outstanding and undrawn loans and acceptances commitments [Member] | Low probability of default [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Total exposure		31,883
Outstanding and undrawn loans and acceptances commitments [Member] | Low probability of default [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Total exposure		7,770
Outstanding and undrawn loans and acceptances commitments [Member] | Low probability of default [member] | Retail [member]
Disclosure of credit risk exposure [line items]
Total exposure		423,048
Outstanding and undrawn loans and acceptances commitments [Member] | Medium probability of default [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Total exposure		12,388
Outstanding and undrawn loans and acceptances commitments [Member] | Medium probability of default [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Total exposure		12,238
Outstanding and undrawn loans and acceptances commitments [Member] | Medium probability of default [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Total exposure		5,320
Outstanding and undrawn loans and acceptances commitments [Member] | Medium probability of default [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Total exposure		1,908
Outstanding and undrawn loans and acceptances commitments [Member] | Medium probability of default [member] | Retail [member]
Disclosure of credit risk exposure [line items]
Total exposure		31,854
Outstanding and undrawn loans and acceptances commitments [Member] | High probability of default [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Total exposure		2,383
Outstanding and undrawn loans and acceptances commitments [Member] | High probability of default [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Total exposure		2,736
Outstanding and undrawn loans and acceptances commitments [Member] | High probability of default [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Total exposure		1,396
Outstanding and undrawn loans and acceptances commitments [Member] | High probability of default [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Total exposure		433
Outstanding and undrawn loans and acceptances commitments [Member] | High probability of default [member] | Retail [member]
Disclosure of credit risk exposure [line items]
Total exposure		6,948
Outstanding and undrawn loans and acceptances commitments [Member] | Impaired/Default [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Total exposure		284
Outstanding and undrawn loans and acceptances commitments [Member] | Impaired/Default [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Total exposure		193
Outstanding and undrawn loans and acceptances commitments [Member] | Impaired/Default [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Total exposure		31
Outstanding and undrawn loans and acceptances commitments [Member] | Impaired/Default [member] | Retail [member]
Disclosure of credit risk exposure [line items]
Total exposure		508
Outstanding and undrawn loans and acceptances commitments [Member] | Standardized and non-rated [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Total exposure		34,200
Outstanding and undrawn loans and acceptances commitments [Member] | Standardized and non-rated [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Total exposure		3,763
Outstanding and undrawn loans and acceptances commitments [Member] | Standardized and non-rated [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Total exposure		1,262
Outstanding and undrawn loans and acceptances commitments [Member] | Standardized and non-rated [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Total exposure		1,239
Outstanding and undrawn loans and acceptances commitments [Member] | Standardized and non-rated [member] | Retail [member]
Disclosure of credit risk exposure [line items]
Total exposure		$ 40,464